Equity - Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Share capital	$ 29	$ 24
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0.0001
Share capital	$ 29	$ 24